CONDENSED SEPARATE FINANCIAL INFORMATION OF KYIVSTAR GROUP LTD. (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Condensed Statement of Financial Position

Condensed statement of financial position:

As of December 31:

2025
Non-current assets
Financial fixed assets	2,351
Total non-current assets	2,351
Total current assets	18
Total assets	2,369
Equity	2,256
Total liabilities	113
Total equity and liabilities	2,369

Condensed Income Statement	Condensed income statement: for the years ended December 31:
2025
Other operating gains	(1)
Listing expense	(162)
Operating (loss)	(163)
Finance costs	(5)
Profit/(loss) for the year	(168)

Condensed Statements of Comprehensive Income	Condensed statements of comprehensive income: for the years ended December 31:
2025
Profit (loss) for the year	(168)
Total comprehensive (loss) for the year, net of tax	(168)

Condensed Statement of Cash Flows

Condensed statement of cash flows:

for the years ended December 31:

2025
Financing activities
Repayment of Loan Note Payable	(123)
Proceeds from SPAC Merger, net of transaction costs	132
Net cash flows generated from financing activities	9
Net increase in cash and cash equivalents	9
Cash and cash equivalents at end of period	9